Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Summary of tax expense at statutory rates for the Company reconciled to the reported loss for the year

	For the year ended	For the year ended
	December 31,	December 31,
	2021	2020
Net loss for the year	$(141,299)	$(56,631)
Canadian Federal and Provincial income tax rates	27.00%	27.00%
Income tax recovery based on the above rates	$(38,151)	$(15,290)
Permanent differences	8,597	981
Effect of differences in future and foreign tax rates	22,721	11,152
Foreign exchange and other	1	(142)
Expiry of losses as a result of the Business Combination (Note 6)	9,181	—
Valuation allowance changes affecting the provision of income taxes	(2,349)	3,299
Total income taxes	$—	$—

Summary of deferred income taxes

	December 31, 2021	December 31, 2020
Deferred Tax Assets
Non-capital losses	$7,409	$10,925
Capital losses and other	—	70
Equipment	90	5
Share issuance costs	10	75
Total deferred income tax assets	$7,509	$11,075
Valuation allowance	(7,509)	(11,075)
Deferred tax asset recognized	$—	$—

Deferred Tax Liability
Difference between the book value and the tax basis of the TOML exploration contract (Note 7)	$(10,675)	$(10,675)
Deferred tax liability recognized	$(10,675)	$(10,675)

Summary of deductible temporary differences, unused tax losses and unused tax credits

	December 31, 2021	December 31, 2020	Expiry Date Range

Non-capital losses	$33,645	$45,313	See below
Capital losses	$—	$520	Not applicable
Equipment	$333	$19	Not applicable
Share issuance costs	$37	$276	Not applicable

Summary of non-capital loss carry-forwards that may be used to offset future taxable income

	Canada	United States	Singapore	Tonga
2035	$—	$2	$—	$—
2041	2,675	—	—	—
No expiry	—	—	13,230	17,738
Loss carry-forwards	$2,675	$2	$13,230	$17,738

	Canada	United States	Singapore	Tonga
Loss carry-forwards	$20,704	$3	$10,214	$14,392